SCHEDULE OF CHANGES IN PROVISION FOR CREDIT LOSSES (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	¥ (7,995)	¥ (10,337)	¥ (324,371)
Reversal of/(provision for) credit losses	285	1,719	(1,770)
Write-off			308,847
Payments from the borrowers or other recoveries		623	6,957
Ending balance of the period	(7,710)	(7,995)	(10,337)
Transfer from Normal to Secondary [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries
Transfer from Attention to Secondary [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries
Credit Assessment Normal [Member] | Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period			(1,805)
Reversal of/(provision for) credit losses			(8,126)
Write-off			3,341
Payments from the borrowers or other recoveries
Ending balance of the period
Credit Assessment Normal [Member] | Loan Recognized as Result of Payment Under Guarantee [Member] | Transfer from Normal to Secondary [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries			6,590
Credit Assessment Normal [Member] | Loan Recognized as Result of Payment Under Guarantee [Member] | Transfer from Attention to Secondary [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries
Credit Assessment Attention [Member] | Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period			(74,783)
Reversal of/(provision for) credit losses			(4,844)
Write-off			74,519
Payments from the borrowers or other recoveries			297
Ending balance of the period
Credit Assessment Attention [Member] | Loan Recognized as Result of Payment Under Guarantee [Member] | Transfer from Normal to Secondary [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries
Credit Assessment Attention [Member] | Loan Recognized as Result of Payment Under Guarantee [Member] | Transfer from Attention to Secondary [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries			4,811
Credit Assessment Secondary [Member] | Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	(7,995)	(10,337)	(247,783)
Reversal of/(provision for) credit losses	285	1,719	11,200
Write-off			230,987
Payments from the borrowers or other recoveries		623	6,660
Ending balance of the period	¥ (7,710)	¥ (7,995)	(10,337)
Credit Assessment Secondary [Member] | Loan Recognized as Result of Payment Under Guarantee [Member] | Transfer from Normal to Secondary [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries			(6,590)
Credit Assessment Secondary [Member] | Loan Recognized as Result of Payment Under Guarantee [Member] | Transfer from Attention to Secondary [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries			¥ (4,811)